Class Z [Member] Shareholder Fees - Class Z Shares - International Strategic Equities Portfolio - C000163284 [Member]	Sep. 30, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%